Intangible Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

	December 31, 2014	December 31, 2013
Identified intangible assets:
In-place leases	$10,078,055	$-
Above-market leases	1,832,939	-
Accumulated amortization	(1,488,770)	-
Net carrying amount	$10,422,224	$-

	December 31, 2014	December 31, 2013
Identified intangible liabilities:
Below-market leases	$507,746	$-
Accumulated amortization	(69,705)	-
Net carrying amount	$438,041	$-

Schedule of Future Amortization Expense

Years ending December 31,
	Assets	Liabilities
2015	$2,477,030	$139,410
2016	2,323,171	127,154
2017	2,288,309	119,285
2018	1,695,727	42,225
2019	1,215,964	5,436
Thereafter	422,023	4,531
	$10,422,224	$438,041